Disposals of subsidiaries - Aesthetic Medical Hospital Co Ltd (Details) - CNY (¥)	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets disposed of:
Property, plant and equipment.		¥ 519,323,000	¥ 235,028,000	¥ 210,286,000
Deferred income tax assets		19,900,000	12,254,000	11,922,000
Inventories		26,120,000	21,143,000
Other receivables, deposits and prepayments		71,278,000	89,480,000
Cash and cash equivalents		154,490,000	101,886,000	105,345,000
Deferred income tax liabilities		(12,829,000)	(1,971,000)	(2,648,000)
Trade payables		(17,017,000)	(14,356,000)
Accruals, other payables and provisions		(58,439,000)	(57,992,000)
Noncontrolling interests		¥ (43,117,000)	(29,054,000)
Jinan
Net assets disposed of:
Property, plant and equipment.	¥ 1,897,000
Intangible assets	8,163,000
Goodwill	2,094,000
Deferred income tax assets	77,000
Inventories	630,000
Other receivables, deposits and prepayments	6,009,000
Current income tax recoverable	33,000
Cash and cash equivalents	105,000
Deferred income tax liabilities	(2,041,000)
Trade payables	(149,000)
Accruals, other payables and provisions	(3,922,000)
Deferred revenue	(14,000)
Noncontrolling interests	(654,000)
Net assets of subsidiary	12,228,000
Gain on disposal of subsidiary	1,222,000
Cash consideration	¥ 13,450,000
Consideration receivable balance			¥ 13,450,000	¥ 13,450,000